Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	$ 20,879	$ 1,133	$ 49,251	$ 32,610
Restructuring and other non- recurring items		(4,815)	(5,636)	(9,817)
Including Restructuring and other non- recurring items	20,879	(3,682)	43,615	22,793
Clinical Research
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	19,845	1,007	46,084	34,623
Restructuring and other non- recurring items		(4,815)	(5,478)	(8,272)
Including Restructuring and other non- recurring items	19,845	(3,808)	40,606	26,351
Central Laboratory
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	1,034	126	3,167	(2,013)
Restructuring and other non- recurring items			(158)	(1,545)
Including Restructuring and other non- recurring items	$ 1,034	$ 126	$ 3,009	$ (3,558)